Financial Risk Management - Summary of Credit Quality of Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 479,151,848	₩ 451,069,142
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	477,705,220	450,268,092
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	253,403,698	238,225,832
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	153,215,078	148,983,902
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	85,464,616	76,280,162
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,967,249	7,520,597
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,981,210	1,971,949
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,775,545	3,469,222
Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	200,823,048	189,692,289
Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	180,051,269	169,739,404
Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,159,912	10,827,772
Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,793,210	6,582,525
Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	719,786	659,172
Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,098,871	1,883,416
Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	23,478,474	22,349,971
Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,749,434	11,030,069
Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,112,987	6,791,588
Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,216,392	3,061,814
Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	489,029	438,910
Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	910,632	1,027,590
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,446,628	801,050
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,446,628	801,050
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,402,334	762,041
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		44,294	39,009
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		433,200,626	409,084,452
12-month expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	431,753,998	408,283,402
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	224,225,714	212,041,533
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	145,582,892	142,216,615
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	74,005,609	65,606,587
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,757,237	3,547,489
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	861,581	654,654
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	18,395	16,188
12-month expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	187,857,486	177,955,416
12-month expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	175,229,905	165,579,777
12-month expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,048,905	7,133,302
12-month expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,213,155	4,941,476
12-month expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	315,926	258,300
12-month expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	49,595	42,561
12-month expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	19,670,798	18,286,453
12-month expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,554,106	10,776,164
12-month expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,528,025	5,854,931
12-month expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,575,397	1,645,099
12-month expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,202	7,827
12-month expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,068	2,432
12-month expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,446,628	801,050
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,446,628	801,050
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,402,334	762,041
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		44,294	39,009
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		40,940,591	37,076,587
Non-impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	40,940,591	37,076,587
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	26,053,066	23,229,849
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,629,290	6,765,165
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,446,162	10,632,633
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,195,235	3,964,877
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,091,261	1,285,650
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	691,118	581,524
Non-impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,669,330	10,578,939
Non-impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,814,560	4,147,682
Non-impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,071,783	3,664,451
Non-impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,546,848	1,614,245
Non-impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	368,863	375,964
Non-impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	867,276	776,597
Non-impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,218,195	3,267,799
Non-impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	195,328	253,905
Non-impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	584,962	936,657
Non-impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,640,995	1,416,715
Non-impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	476,827	431,083
Non-impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	320,083	229,439
Non-impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		5,010,631	4,908,103
Impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,010,631	4,908,103
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,124,918	2,954,450
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,896	2,122
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,845	40,942
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	14,777	8,231
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	28,368	31,645
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,066,032	2,871,510
Impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,296,232	1,157,934
Impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,804	11,945
Impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	39,224	30,019
Impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	33,207	26,804
Impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	34,997	24,908
Impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,182,000	1,064,258
Impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	589,481	795,719
Impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	589,481	795,719
Impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 0	₩ 0

[1]	Before netting of allowance